22 Income tax (''IR'') and social contribution (''CSL'') (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		R$ 3,470,087	R$ 2,516,275	R$ 2,505,529
2021 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		2,389,560
2021 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		3,470,087
2020 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		594,540
2020 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		283,581
2022 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		797,170
2022 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		303,184
2022 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		252,166
2022 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		200,379
2023 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		204,307
2023 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		192,003
2026 Thereafter [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		844,559
2026 Thereafter [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		269,141
2025 to 2027 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		1,425,247
2025 to 2027 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		267,106
2028 Therafter [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		(1,728,429)
2028 Therafter [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		1,954,693
Business Combination [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		1,302	1,302	9,664
Business Combination [Member] | 2021 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[1]	1,302
Business Combination [Member] | 2028 Therafter [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[1]	1,302
Other [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		5,437	3,783	4,273
Other [Member] | 2021 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		5,437
Other [Member] | 2028 Therafter [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		5,437
Amortization Of Goodwill Based On Future Profitability [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		393,773	444,075
Amortization Of Goodwill Based On Future Profitability [Member] | 2021 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[2]	722,685
Amortization Of Goodwill Based On Future Profitability [Member] | 2028 Therafter [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[2]	722,685
Tax Depreciation [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		1,903,027	1,009,912	960,202
Tax Depreciation [Member] | 2021 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[3]	1,911,214
Tax Depreciation [Member] | 2020 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[3]	135,128
Tax Depreciation [Member] | 2022 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[3]	135,128
Tax Depreciation [Member] | 2022 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[3]	135,128
Tax Depreciation [Member] | 2023 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[3]	135,128
Tax Depreciation [Member] | 2026 Thereafter [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[3]	135,128
Tax Depreciation [Member] | 2025 to 2027 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[3]	135,128
Tax Depreciation [Member] | 2028 Therafter [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[3]	1,100,446
Present Value Adjustment And Amortized Cost [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		11,276	57,167	67,072
Present Value Adjustment And Amortized Cost [Member] | 2021 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[4]	11,276
Present Value Adjustment And Amortized Cost [Member] | 2020 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[4]	6,959
Present Value Adjustment And Amortized Cost [Member] | 2022 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[4]	4,317
Amortization Of Fair Value Adjustments On The Assets From The Acquisiton Of Braskem Qpar [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites			444,075	519,623
Amortization Of Fair Value Adjustments On The Assets From The Acquisiton Of Braskem Qpar [Member] | 2021 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		393,773
Amortization Of Fair Value Adjustments On The Assets From The Acquisiton Of Braskem Qpar [Member] | 2020 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		44,825
Amortization Of Fair Value Adjustments On The Assets From The Acquisiton Of Braskem Qpar [Member] | 2022 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		44,825
Amortization Of Fair Value Adjustments On The Assets From The Acquisiton Of Braskem Qpar [Member] | 2022 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		44,825
Amortization Of Fair Value Adjustments On The Assets From The Acquisiton Of Braskem Qpar [Member] | 2023 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		44,825
Amortization Of Fair Value Adjustments On The Assets From The Acquisiton Of Braskem Qpar [Member] | 2026 Thereafter [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		44,825
Amortization Of Fair Value Adjustments On The Assets From The Acquisiton Of Braskem Qpar [Member] | 2025 to 2027 [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		44,825
Amortization Of Fair Value Adjustments On The Assets From The Acquisiton Of Braskem Qpar [Member] | 2028 Therafter [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		124,823
Assets [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		5,859,647	3,238,851	2,665,762
Assets [Member] | 2021 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		5,859,647
Assets [Member] | 2020 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		878,121
Assets [Member] | 2022 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		1,100,354
Assets [Member] | 2022 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		452,545
Assets [Member] | 2023 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		396,310
Assets [Member] | 2026 Thereafter [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		1,113,700
Assets [Member] | 2025 to 2027 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		1,692,353
Assets [Member] | 2028 Therafter [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		226,264
Assets [Member] | Tax Losses (IR) And Negative Base (CSL) [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		2,150,692	2,021,578	1,878,809
Assets [Member] | Tax Losses (IR) And Negative Base (CSL) [Member] | 2021 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[5]	2,150,692
Assets [Member] | Tax Losses (IR) And Negative Base (CSL) [Member] | 2020 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[5]	166,865
Assets [Member] | Tax Losses (IR) And Negative Base (CSL) [Member] | 2022 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[5]	287,200
Assets [Member] | Tax Losses (IR) And Negative Base (CSL) [Member] | 2022 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[5]	200,515
Assets [Member] | Tax Losses (IR) And Negative Base (CSL) [Member] | 2023 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[5]	219,314
Assets [Member] | Tax Losses (IR) And Negative Base (CSL) [Member] | 2026 Thereafter [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[5]	449,772
Assets [Member] | Tax Losses (IR) And Negative Base (CSL) [Member] | 2025 to 2027 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[5]	818,425
Assets [Member] | Tax Losses (IR) And Negative Base (CSL) [Member] | 2028 Therafter [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[5]	8,601
Assets [Member] | Goodwill Amortized [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		21,677	39,282	59,335
Assets [Member] | Goodwill Amortized [Member] | 2021 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		21,677
Assets [Member] | Goodwill Amortized [Member] | 2020 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		2,223
Assets [Member] | Goodwill Amortized [Member] | 2022 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		2,223
Assets [Member] | Goodwill Amortized [Member] | 2022 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		2,223
Assets [Member] | Goodwill Amortized [Member] | 2023 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		2,223
Assets [Member] | Goodwill Amortized [Member] | 2026 Thereafter [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		2,223
Assets [Member] | Goodwill Amortized [Member] | 2025 to 2027 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		2,224
Assets [Member] | Goodwill Amortized [Member] | 2028 Therafter [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		8,338
Assets [Member] | Exchange Variations [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		1,132,351	39,959	388,293
Assets [Member] | Exchange Variations [Member] | 2021 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[6]	1,132,351
Assets [Member] | Exchange Variations [Member] | 2020 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[6]	107,843
Assets [Member] | Exchange Variations [Member] | 2022 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[6]	107,843
Assets [Member] | Exchange Variations [Member] | 2022 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[6]	107,843
Assets [Member] | Exchange Variations [Member] | 2023 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[6]	107,843
Assets [Member] | Exchange Variations [Member] | 2026 Thereafter [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[6]	166,325
Assets [Member] | Exchange Variations [Member] | 2025 to 2027 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[6]	387,626
Assets [Member] | Exchange Variations [Member] | 2028 Therafter [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[6]	147,028
Assets [Member] | Temporary Adjustments [Member] | 2021 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[7]	2,357,267
Assets [Member] | Temporary Adjustments [Member] | 2020 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[7]	536,934
Assets [Member] | Temporary Adjustments [Member] | 2022 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[7]	660,491
Assets [Member] | Temporary Adjustments [Member] | 2022 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[7]	113,454
Assets [Member] | Temporary Adjustments [Member] | 2023 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[7]	66,930
Assets [Member] | Temporary Adjustments [Member] | 2026 Thereafter [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[7]	495,380
Assets [Member] | Temporary Adjustments [Member] | 2025 to 2027 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[7]	484,078
Assets [Member] | Business Combination [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		85,539	159,572	R$ 183,785
Assets [Member] | Business Combination [Member] | 2021 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[8]	85,539
Assets [Member] | Business Combination [Member] | 2020 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[8]	28,510
Assets [Member] | Business Combination [Member] | 2022 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[8]	28,510
Assets [Member] | Business Combination [Member] | 2022 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[8]	28,510
Assets [Member] | Business Combination [Member] | 2028 Therafter [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[8]	9
Assets [Member] | Tax Credits [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		49,833	176,290
Assets [Member] | Tax Credits [Member] | 2021 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[9]	49,833
Assets [Member] | Tax Credits [Member] | 2020 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[9]	35,746
Assets [Member] | Tax Credits [Member] | 2022 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	[9]	14,087
Assets [Member] | Other [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		62,288
Assets [Member] | Other [Member] | 2021 [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		62,288
Assets [Member] | Other [Member] | 2028 Therafter [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites		R$ 62,288

[1]	Fair value adjustments on property, plant and equipment and intangible assets identified in business combinations, whose tax realization is based on the depreciation and amortization of these assets.
[2]	Goodwill for the future profitability of the merged companies is not amortized since the adoption of Law 11,638/07. Tax realization is associated with the write-off of goodwill due to impairment or upon divestment.
[3]	For calculation of IR and CSL, assets are depreciated at rates higher than those used for accounting purposes. As tax depreciation is exhausted, these deferred IR and CSL start to be realized.
[4]	Additional adjustment, upon adoption of Law 11,638/07, of property, plant and equipment, whose tax realization is based on the depreciation of assets, as well as adjustment to present value of assets and liabilities overdue more than 89 days.
[5]	In Brazil, the use of tax losses is limited to 30% of the taxable profit for the year; however, the balance does not expire. Meanwhile, in Mexico there is no limit on the amount that can be used in the year; however, the tax losses expire in 10 years. The realization of Tax Losses consider the taxable profit expected by the company over a 10-year horizon.
[6]	In Brazil, the Company opted to tax exchange variation of assets and liabilities denominated in foreign currency under the cash method. Thus, this variation will be realized as assets and liabilities are received/paid. For accounting purposes, exchange variation is recognized under the accrual basis, which results in the recognition of deferred IR and CSL.
[7]	Accounting expenses not yet deductible for calculating income tax and social contribution, whose recognition for tax purposes occurs in subsequent periods. For 2019, the provisioning of expenses with contingencies and damages in Alagoas produced a material impact.
[8]	Refers to: tax-related goodwill and contingencies recognized from business combinations. Tax realization of goodwill occurs upon the merger of the investments and contingencies arising from write-offs due to the settlement or reversal of the processes involved.
[9]	Tax credits arising from the balance of tax paid on profit abroad and the worker's food program.